Other Income (Details) - Schedule of Other Income - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Income [Abstract]
Government grants	¥ 9,945,338	¥ 5,996,537	¥ 3,319,871
Others	1,906,503	1,155,918	156,000
Total other income	¥ 11,851,841	¥ 7,152,455	¥ 3,475,871